LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Detail textuals) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) Newbuilding	Dec. 31, 2017 USD ($) Newbuilding	Dec. 31, 2016 USD ($) Newbuilding
Liquidity And Capital Resources [Line Items]
Cash position		$ 127.0	$ 134.0	$ 76.0
Undrawan credit facilities		$ 406.0
Newbuildings on order for delivery | Newbuilding		9	10	4
Total outstanding CAPEX related to newbuildings		$ 258.0	$ 307.0	$ 149.0
Value of borrowings	[1]	729.5	719.1	671.6
Scheduled minimum payments on mortgage debt and bank loans in 2018		92.0
Credit facility
Liquidity And Capital Resources [Line Items]
Undrawan credit facilities		279.0	$ 271.0	$ 190.0
Working capital facility
Liquidity And Capital Resources [Line Items]
Undrawan credit facilities		75.0
Term facility I
Liquidity And Capital Resources [Line Items]
Value of borrowings		331.0
Term facility II
Liquidity And Capital Resources [Line Items]
Value of borrowings		104.0
Bilateral borrowing facility | ABN AMRO Bank
Liquidity And Capital Resources [Line Items]
Undrawan credit facilities		70.0
Bilateral borrowing facility | Danish ship finance
Liquidity And Capital Resources [Line Items]
Undrawan credit facilities		46.0
Bilateral loan agreements | China export import Bank
Liquidity And Capital Resources [Line Items]
Value of borrowings		112.0
Bilateral loan agreements | Danish ship finance
Liquidity And Capital Resources [Line Items]
Value of borrowings		141.0
Total balloon payments		72.0
Bilateral loan agreements | ING
Liquidity And Capital Resources [Line Items]
Value of borrowings		$ 42.0

[1]	The carrying value of the Group's mortgage debt and bank loans is, because of floating interest rate, approximate to fair value. The carrying value are excluding amortized bank fees recognized in the balance sheet.